Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan Reconciliation To Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
The following
is
a reconciliation
of net
assets available
for benefit
per the
financial statements
to Form
5500 as of December 31:
2025 2024
Net assets available for benefit per the financial statements $ 86,276,145 $ 56,782,158
Deemed distributions of notes receivable (21,121) -
Net assets available for benefit per the Form 5500 $ 86,255,024 $ 56,782,158
The
following
is
a
reconciliation
of
notes
receivable
from
participants
per
the
financial
statements
to
Form 5500 as of December 31:
2025 2024
Notes receivable from participants per the financial statements $ 226,042 $ -
Deemed distributions of notes receivable (21,121) -
Notes receivable from participants per the Form 5500 $ 204,921 $ -
The following is a reconciliation of benefits paid to participants per the financial statements to Form 5500 for the year
ended December 31:
2025
Benefits paid to participants per the financial statements $ 8,869,997
Deemed distributions of notes receivable 21,121
Benefits paid to participants per the Form 5500 $ 8,891,118